Financial Assets and Financial Liabilities - Summary of Financial Assets and Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	¥ 10,699,413		¥ 9,146,000
Total	14,303,746	$ 2,018,850	13,684,538
Financial assets at fair value through profit or loss	9,235		26,405
Financial assets at amortised costs	7,289,277		6,677,027
Fair Value through OCI	7,005,234		6,981,106
Total	10,699,413	1,510,128	9,146,000
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	60,007
Total	60,007	8,469
Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Total	9,235	1,304	21,876
Financial assets at fair value through profit or loss	9,235		21,876
Trade and bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total	7,742,301	1,092,758	7,389,106
Financial assets at amortised costs	737,067		408,000
Fair Value through OCI	7,005,234		6,981,106
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total	161,292	22,765	140,505
Financial assets at amortised costs	161,292		140,505
Cash and bank balances [member]
Disclosure of detailed information about financial instruments [line items]
Total	6,390,918	902,023	6,128,522
Financial assets at amortised costs	6,390,918		6,128,522
Derivatives not designated as hedges - foreign exchange forward contract [Member]
Disclosure of detailed information about financial instruments [line items]
Total			4,529
Financial assets at fair value through profit or loss			4,529
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	8,584,360		7,129,860
Total	8,584,360	1,211,607	7,129,860
Loans and borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	2,055,046		2,016,092
Total	¥ 2,055,046	$ 290,052	2,016,092
Other Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost			48
Total			¥ 48